UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

February 28, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 141.1%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 3.7%
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	$666	$666,878
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	1,377	1,326,603
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	302	302,313
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,462	2,455,643
Term Loan, 3.75%, Maturing June 4, 2021	473	471,697

		$5,223,134

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	$625	$568,750

		$568,750

Automotive — 2.5%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$626	$627,003
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018	546	545,602
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	174	173,494
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	995	994,033
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	695	698,503
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	224	224,061
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	274	273,198

		$3,535,894

Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	$500	$482,500

		$482,500

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	$87	$87,584

		$87,584

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building and Development — 1.5%
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	$148	$146,273
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	399	397,105
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	236	235,627
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	788	789,212
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	492	494,123

		$2,062,340

Business Equipment and Services — 12.1%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021	$873	$878,328
AlixPartners, LLP
Term Loan - Second Lien, 9.00%, Maturing July 10, 2021	200	201,750
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	648	518,398
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	99	99,374
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	223	221,546
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	491	487,384
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	148	147,202
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	248	247,033
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	507	497,539
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	195	180,225
Term Loan, 8.50%, Maturing July 2, 2020	325	266,278
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	1,675	1,681,061
Expert Global Solutions, Inc.
Term Loan, 8.52%, Maturing April 3, 2018	268	267,951
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020	187	186,889
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	30	29,928
Term Loan, 4.00%, Maturing November 6, 2020	118	116,993
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	125	125,156
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	321	323,345
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, Maturing June 10, 2021	309	308,438
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022	1,000	980,000
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	2,226	2,232,064
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019	370	348,910
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020	298	299,429
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018	1,971	1,976,060

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019	$268	$258,741
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	623	623,827
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020	1,743	1,748,273
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021	1,042	1,040,171
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021	299	301,655
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	409	404,464

		$16,998,412

Cable and Satellite Television — 0.2%
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	$224	$222,476
Mediacom Illinois, LLC
Term Loan, 3.75%, Maturing June 30, 2021	125	124,453

		$346,929

Chemicals and Plastics — 8.5%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$519	$519,369
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	269	269,476
Aruba Investments, Inc.
Term Loan, 5.25%, Maturing February 2, 2022	75	75,469
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	1,412	1,404,731
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021	505	505,612
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021	39	38,744
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021	235	234,369
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021	100	100,375
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	125	123,986
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022	150	146,437
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	124	124,609
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021	500	502,181
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	1,968	1,964,511
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020	273	273,756
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	150	150,439
Term Loan, 4.75%, Maturing June 7, 2020	150	151,200
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021	484	487,029
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021	150	150,498
OXEA Finance, LLC
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	1,000	935,000
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 5, 2020	311	309,863

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020	$19	$18,797
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020	106	106,516
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	271	269,859
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020	1,967	1,968,168
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017	982	977,218
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	162	161,633

		$11,969,845

Conglomerates — 0.5%
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019	$642	$642,356

		$642,356

Containers and Glass Products — 3.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$1,965	$1,958,614
Term Loan, 3.75%, Maturing January 6, 2021	159	158,657
Crown Americas, LLC
Term Loan, 4.00%, Maturing October 22, 2021	400	404,469
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	400	402,000
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	100	99,251
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	375	373,349
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018	1,975	1,984,518

		$5,380,858

Cosmetics/Toiletries — 0.8%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021	$163	$163,295
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	297	297,279
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	733	716,760

		$1,177,334

Drugs — 4.0%
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020	$150	$150,188
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	224	222,336
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021	99	99,265
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	196	195,821
Impax Laboratories, Inc.
Term Loan, Maturing December 2, 2020(2)	225	226,969
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	397	394,965
Term Loan, 3.50%, Maturing March 19, 2021	299	298,398

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	$199	$198,071
Term Loan, 4.25%, Maturing September 30, 2019	1,000	1,001,250
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	857	857,775
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing August 5, 2020	1,990	1,988,875

		$5,633,913

Ecological Services and Equipment — 0.8%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$979	$970,443
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	211	212,467

		$1,182,910

Electronics/Electrical — 13.7%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	$300	$285,375
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	223	222,388
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	1,000	1,008,750
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	199	197,011
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	100	99,584
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	478	445,933
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020	2,321	2,333,135
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	111	110,406
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	220	220,518
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	937	930,479
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	193	193,102
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	987	988,168
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	720	722,111
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,128	2,112,960
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	124	125,696
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	300	293,875
Term Loan, 5.25%, Maturing November 19, 2021	300	296,125
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	982	985,578
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(3)	1	1,408
Term Loan, 5.00%, Maturing July 8, 2021	223	221,999
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	125	122,892
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	174	171,155

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	$1,010	$988,330
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021	225	224,986
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	52	52,056
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	174	174,122
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	408	411,260
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	572	565,259
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	462	461,783
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	224	222,196
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	483	483,959
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	223	223,628
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	241	241,477
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	192	191,612
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,455	1,455,336
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	365	362,174
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	493	491,506
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	550	556,639

		$19,194,971

Financial Intermediaries — 7.0%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$497	$496,502
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2018	1,725	1,724,462
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	315	310,603
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	2,272	2,277,863
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	130	128,898
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	1,475	1,403,034
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	1,781	1,709,144
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	783	782,962
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	173	173,683
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	885	822,765

		$9,829,916

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Food Products — 4.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$987	$990,183
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	1,338	1,337,889
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	575	571,646
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	671	654,580
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	50	49,500
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	1,552	1,548,443
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	223	221,219
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing September 18, 2020	420	419,939
Onex Wizard US Acquisition, Inc.
Term Loan, Maturing January 14, 2022(2)	325	327,590

		$6,120,989

Food Service — 3.1%
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021	$1,700	$1,709,680
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021	199	196,267
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	656	658,086
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	1,478	1,476,884
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	492	261,630

		$4,302,547

Food/Drug Retailers — 3.2%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019	$575	$577,721
Term Loan, 5.50%, Maturing August 25, 2021	225	227,156
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019	894	898,297
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	1,274	1,275,308
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	1,533	1,537,478

		$4,515,960

Health Care — 15.5%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	$75	$75,469
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	274	276,713
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019	538	539,795
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	149	149,751
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	499	500,069
Auris Luxembourg III S.a.r.l.
Term Loan, 5.50%, Maturing January 17, 2022	200	202,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	$104	$104,548
Term Loan, 6.50%, Maturing July 31, 2020	174	174,246
Capella Healthcare, Inc.
Term Loan, 5.25%, Maturing December 31, 2021	200	201,000
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	125	125,115
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	54	53,692
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	791	791,958
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	644	646,047
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	249	248,128
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017	1,474	1,476,129
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,477	1,477,490
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	159	158,920
Term Loan, 4.25%, Maturing August 30, 2020	536	536,054
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	788	790,525
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	800	800,500
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	373	372,969
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	1,478	1,477,790
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	500	482,500
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	1,047	1,053,769
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	375	375,667
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	273	270,045
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	149	147,963
Onex Carestream Finance L.P.
Term Loan, 5.01%, Maturing June 7, 2019	701	703,565
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	421	419,803
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	821	813,009
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,919	1,918,005
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	887	886,824
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	529	529,816
Regionalcare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	498	500,179
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	200	201,807
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	494	491,414

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	$300	$289,500
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	491	484,188
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	1,037	1,037,494

		$21,784,456

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$737	$736,564

		$736,564

Industrial Equipment — 5.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$1,474	$1,443,660
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021	150	151,313
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	252	254,365
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	889	855,977
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	722	721,942
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022	175	168,875
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020	983	970,293
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021	173	173,147
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	469	470,410
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,098	2,097,126
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	508	503,923
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	373	367,340
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021	99	98,712

		$8,277,083

Insurance — 5.3%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	$780	$779,244
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	1,770	1,781,740
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	2,397	2,404,529
Term Loan, 4.25%, Maturing July 8, 2020	197	196,173
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	275	277,578
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	494	458,350
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	741	733,247
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	887	881,161

		$7,512,022

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 4.8%
Aufinco Pty Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	$800	$789,000
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	2,000	1,983,500
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	69	68,803
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	642	645,353
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	223	222,754
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	788	788,728
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	308	267,051
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	499	490,134
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	1,477	1,458,744

		$6,714,067

Lodging and Casinos — 2.7%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$698	$695,632
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	200	199,375
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	117	116,792
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	205	204,904
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	30	29,848
Term Loan, 5.50%, Maturing November 21, 2019	69	69,646
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	1,349	1,349,738
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021	271	271,024
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	160	159,831
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	99	98,441
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021	174	175,068
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	299	299,218
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	99	98,503

		$3,768,020

Nonferrous Metals/Minerals — 3.3%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,965	$1,408,046
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	1,474	1,182,562
Dynacast International, LLC
Term Loan, 5.25%, Maturing January 28, 2022	150	150,281
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	494	440,178
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	347	332,264

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	$537	$508,042
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	93	87,991
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	142,188
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	600	398,000

		$4,649,552

Oil and Gas — 6.0%
Ameriforge Group, Inc.
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	$950	$890,625
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	904	854,392
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	500	498,594
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	249	247,115
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	274	230,073
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	247	236,966
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	175	135,024
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	273	204,703
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	224	166,877
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	1,215	986,247
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	124	113,803
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	10	8,636
Term Loan, 4.25%, Maturing December 16, 2020	26	23,155
Term Loan, 4.25%, Maturing December 16, 2020	187	166,456
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	99	93,033
Term Loan, 4.25%, Maturing October 1, 2019	162	152,311
Term Loan, 4.25%, Maturing October 1, 2019	1,224	1,149,449
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	100	93,530
Tallgrass Operations, LLC
Term Loan, 5.44%, Maturing November 13, 2018	1,723	1,722,846
Targa Resources Corp.
Term Loan, Maturing February 25, 2022(2)	175	174,672
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	327	308,866

		$8,457,373

Publishing — 3.1%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	$322	$323,225
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	1,965	1,708,941
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	398	399,741
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	1,056	995,591

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	$433	$434,357
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	74	74,065
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	175	175,328
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	247	245,959

		$4,357,207

Radio and Television — 4.0%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$124	$119,933
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	125	124,064
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021	50	50,047
Clear Channel Communications, Inc.
Term Loan, 6.92%, Maturing January 30, 2019	500	479,875
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	1,081	1,074,794
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	330	330,129
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	908	896,345
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	124	124,861
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	1,000	934,167
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,477	1,475,685

		$5,609,900

Retailers (Except Food and Drug) — 8.5%
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	$480	$462,919
Dollar Tree, Inc.
Term Loan, Maturing January 26, 2022(2)	725	731,149
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	240	240,690
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	333	335,129
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	769	727,844
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	1,965	1,922,339
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	373	376,035
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,474	1,466,535
Term Loan, 4.00%, Maturing January 28, 2020	249	248,225
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	1,086	1,079,563
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019	1,474	1,466,465
PetSmart, Inc.
Term Loan, Maturing February 18, 2022(2)	1,225	1,234,656
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	437	364,645

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	$124	$120,333
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021	522	526,184
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	149	147,618
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	494	477,703

		$11,928,032

Steel — 2.7%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$2,064	$1,916,778
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	985	979,344
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	424	421,174
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	520	497,011

		$3,814,307

Surface Transport — 0.5%
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	$397	$353,330
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	298	297,890

		$651,220

Telecommunications — 3.2%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017	$100	$100,437
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	1,950	1,938,300
IPC Corp.
Term Loan, 6.50%, Maturing August 6, 2021	350	351,313
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,454	1,431,257
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	149	147,859
Term Loan, 3.50%, Maturing January 15, 2022	231	229,446
Term Loan, 3.50%, Maturing January 15, 2022	245	243,175

		$4,441,787

Utilities — 4.5%
Calpine Construction Finance Company L.P.
Term Loan, 3.25%, Maturing January 31, 2022	$148	$146,888
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	1,964	1,967,201
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	788	786,249
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	126	125,785
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	100	99,915
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 31, 2019	495	493,972
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	28	28,751
Term Loan, 5.00%, Maturing December 19, 2021	647	653,421
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	500	499,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	$149	$147,568
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	23	23,142
Term Loan, 4.25%, Maturing May 6, 2020	438	430,117
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	350	353,208
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	587	584,338

		$6,339,930

Total Senior Floating-Rate Interests (identified cost $201,357,703)		$198,298,662

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount	Value
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(4)	$100,000	$87,808
JPMBB, Series 2014-C23, Class D, 3.961%, 9/15/47(4)(5)	100,000	91,063

Total Commercial Mortgage-Backed Securities (identified cost $168,566)		$178,871

Corporate Bonds & Notes — 8.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.3%
Bombardier, Inc.
7.45%, 5/1/34(4)	$500	$478,750

		$478,750

Building and Development — 0.3%
MDC Holdings, Inc.
6.00%, 1/15/43	$533	$443,723

		$443,723

Diversified Financial Services — 0.6%
Navient Corp.
5.625%, 8/1/33	$950	$812,250

		$812,250

Electronics/Electrical — 0.6%
Dell, Inc.
5.40%, 9/10/40	$850	$801,125

		$801,125

Engineering & Construction — 0.2%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/1/22(4)	$338	$263,073

		$263,073

Industrial Equipment — 0.2%
Empresas ICA SAB de CV
8.875%, 5/29/24(4)	$450	$308,115

		$308,115

Security	Principal Amount (000’s omitted)		Value
Metals/Mining — 0.7%
Newmont Mining Corp.
4.875%, 3/15/42		$1,030	$968,200

			$968,200

Oil and Gas — 0.3%
Petrobras Global Finance BV
5.625%, 5/20/43		$605	$488,537

			$488,537

Retailers (Except Food and Drug) — 1.5%
JC Penney Corp., Inc.
6.375%, 10/15/36		$2,900	$2,102,500

			$2,102,500

Software and Services — 0.7%
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(4)		$1,305	$936,337

			$936,337

Steel — 0.4%
Cliffs Natural Resources, Inc.
6.25%, 10/1/40		$950	$631,750

			$631,750

Telecommunications — 3.1%
Avaya, Inc.
10.50%, 3/1/21(4)		$1,100	$965,250
Axtel SAB de CV
9.00% to 1/31/16, 1/31/20(4)(6)		390	346,086
Oi SA
5.75%, 2/10/22(4)		210	183,729
Sprint Capital Corp.
6.875%, 11/15/28		250	236,250
Telecom Italia Capital SA
6.00%, 9/30/34		2,490	2,589,600

			$4,320,915

Total Corporate Bonds & Notes (identified cost $12,680,732)			$12,555,275

Foreign Government Bonds — 1.7%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.2%
Republic of Brazil
12.50%, 1/5/16	BRL	940	$333,615

			$333,615

Mexico — 0.4%
Mexican Bonos
7.75%, 5/29/31	MXN	6,250	$489,192

			$489,192

Security	Principal Amount (000’s omitted)		Value
Supranational — 1.1%
Inter-American Development Bank
7.20%, 11/14/17	IDR	4,230,000	$324,559
International Finance Corp.
7.80%, 6/3/19	INR	54,990	954,595
8.25%, 6/10/21	INR	18,100	326,455

			$1,605,609

Total Foreign Government Bonds (identified cost $2,430,884)			$2,428,416

Convertible Bonds — 2.4%

Security	Principal Amount (000’s omitted)		Value
Home Builders — 1.0%
KB Home
1.375%, 2/1/19		$510	$482,906
Ryland Group, Inc. (The)
0.25%, 6/1/19		645	613,960
Standard Pacific Corp.
1.25%, 8/1/32		210	255,281

			$1,352,147

Machinery – Diversified — 0.3%
Chart Industries, Inc.
2.00%, 8/1/18		$400	$387,750

			$387,750

Oil & Gas — 0.1%
American Energy - Utica, LLC
3.50%, 3/1/21(4)(7)		$200	$92,020

			$92,020

Semiconductors — 0.8%
Novellus Systems, Inc.
2.625%, 5/15/41		$500	$1,191,875

			$1,191,875

Telecommunications — 0.2%
Ciena Corp.
3.75%, 10/15/18(4)		$250	$318,281

			$318,281

Total Convertible Bonds (identified cost $3,115,719)			$3,342,073

Common Stocks — 4.6%

Security	Shares		Value
Chemicals and Plastics — 0.1%
LyondellBasell Industries NV, Class A		2,185	$187,713

			$187,713

Diversified Financial Services — 0.5%
Medley Capital Corp.		74,500	$704,770

			$704,770

Security	Shares	Value
Electronics/Electrical — 0.8%
Applied Materials, Inc.	9,836	$246,392
Intel Corp.	25,150	836,237

		$1,082,629

Investment Companies — 2.4%
Ares Capital Corp.	59,000	$1,020,700
PennantPark Investment Corp.	72,837	692,680
Solar Capital, Ltd.	43,000	865,160
THL Credit, Inc.	67,000	810,030

		$3,388,570

Machinery — 0.1%
Donaldson Co., Inc.	3,407	$126,195

		$126,195

Oil and Gas — 0.2%
Occidental Petroleum Corp.	3,312	$257,939

		$257,939

Real Estate Investment Trusts (REITs) — 0.1%
American Realty Capital Properties, Inc.	11,381	$111,648

		$111,648

Telecommunications — 0.4%
Corning, Inc.	10,029	$244,708
Telefonaktiebolaget LM Ericsson ADR	25,000	323,250

		$567,958

Total Common Stocks (identified cost $6,745,157)		$6,427,422

Convertible Preferred Stocks — 1.4%

Security	Shares	Value
Business Equipment and Services — 0.2%
Education Management Corp., Series A-1(9)(10)	2,597	$178,544
Education Management Corp., Series A-2(9)(10)	7,365	82,856

		$261,400

Health Care – Products — 0.2%
Alere, Inc., 3.00%	900	$294,300

		$294,300

Iron & Steel — 0.2%
Cliffs Natural Resources, Inc., 7.00%	50,000	$354,125

		$354,125

Oil & Gas — 0.3%
Chesapeake Energy Corp., 5.75%(4)	400	$392,750
SandRidge Energy, Inc., 8.50%	1,270	61,277

		$454,027

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Series J, 4.50%	11,500	$666,540

		$666,540

Total Convertible Preferred Stocks (identified cost $2,258,388)		$2,030,392

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.1%
First Tennessee Bank, 3.75%(4)(8)	255	$186,007

		$186,007

Total Preferred Stocks (identified cost $201,450)		$186,007

Tax-Exempt Investments — 0.5%

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$2,570	$418,833
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	675	102,965
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	700	99,946
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	555	74,170

Total Tax-Exempt Investments (identified cost $736,015)		$695,914

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(11)	$3,609	$3,609,308

Total Short-Term Investments (identified cost $3,609,308)		$3,609,308

Total Investments — 163.4% (identified cost $233,303,922)		$229,752,340

Less Unfunded Loan Commitments — (0.0)%(12)		$(1,408)

Net Investments — 163.4% (identified cost $233,302,514)		$229,750,932

Notes Payable — (38.4)%		$(54,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (25.6)%		$(36,000,000)

Other Assets, Less Liabilities — 0.6%		$801,601

Net Assets Applicable to Common Shares — 100.0%		$140,552,533

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ADR	-	American Depositary Receipt

COMM	-	Commercial Mortgage Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

NPFG	-	National Public Finance Guaranty Corp.

BRL	-	Brazilian Real

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after February 28, 2015, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2015, the aggregate value of these securities is $4,649,269 or 3.3% of the Fund’s net assets applicable to common shares.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at February 28, 2015.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at February 28, 2015.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2015.

(9)	Non-income producing security.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2015 was $2,050.

(12)	Amount is less than (0.05)%.

The Fund did not have any open financial instruments at February 28, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$233,298,455

Gross unrealized appreciation	$3,113,991
Gross unrealized depreciation	(6,661,518)

Net unrealized depreciation	$(3,547,527)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$198,297,254	$—	$198,297,254
Commercial Mortgage-Backed Securities	—	178,871	—	178,871
Corporate Bonds & Notes	—	12,555,275	—	12,555,275
Foreign Government Bonds	—	2,428,416	—	2,428,416
Convertible Bonds	—	3,342,073	—	3,342,073
Common Stocks	6,427,422	—	—	6,427,422
Convertible Preferred Stocks	—	2,030,392	—	2,030,392
Preferred Stocks	—	186,007	—	186,007
Tax-Exempt Investments	—	695,914	—	695,914
Short-Term Investments	—	3,609,308	—	3,609,308
Total Investments	$6,427,422	$223,323,510	$—	$229,750,932

The Fund held no investments or other financial instruments as of May 31, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015